Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	$ 41,347	$ 21,939	$ 9,599
Unbilled revenues
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	12,653	7,616	2,293
Trade receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	11,191	7,073	2,818
Accrued interest
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	5,109	2,015	896
Leasehold incentives receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	4,411	1,607	1,452
Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	$ 7,983	$ 3,628	$ 2,140